Trade and Other Payables	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
Trade and Other Payables	TRADE AND OTHER PAYABLES
Accounting policies
Trade and other payables are initially recognized at the fair value of the amount due. This value is usually the nominal value, due to the relatively short period of time between the recognition of the instrument and its repayment.
Financial detail
Trade and other payables consisted of the following:

Trade and other payables - Total	As of
(in € thousands)	2022/12/31	2023/12/31
Trade payables	8,613	10,448
Social security costs payables	4,838	4,188
VAT payables	200	3,139
Taxes payables	316	110
Other payables	1,325	914
TOTAL	15,293	18,799

Trade and other payables - Current	As of
(in € thousands)	2022/12/31	2023/12/31
Trade payables	8,613	10,448
Social security costs payables	4,838	4,188
VAT payables	200	3,139
Taxes payables	316	110
Other payables	877	914
TOTAL	14,845	18,799

Trade and other payables - Non current	As of
(in € thousands)	2022/12/31	2023/12/31
Other payables	448	—
TOTAL	448	—
At December 31, 2023, trade payables amounted to €10,448 (€8,613 at December 31, 2022). This change is primarily due to an increase in accrued expenses relating to yet unbilled amounts from the clinical trial sites via the Clinical Research Organizations (CROs) in charge of the Company's clinical trials. (€4,765 and €3,924 at December 31, 2023 and 2022 respectively). The timeframe in which those invoices will be received by the Company is unknown and may be spread out over a long period after the services have been performed.

Trade and other payables	TRADE AND OTHER PAYABLES
Accounting policies
Trade and other payables are initially recognized at the fair value of the amount due. This value is usually the nominal value, due to the relatively short period of time between the recognition of the instrument and its repayment.